Computer Software - Schedule of Changes in Computer Software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	$ 1,236
Balance as of December 31	1,453	$ 1,236
Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	852
Balance as of December 31	932	852
Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	380
Balance as of December 31	518	380
Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	4
Balance as of December 31	3	4
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Disposals of businesses	(87)	(104)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Amortization	(618)	(512)
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	5,858	5,398
Additions	877	847
Removed from service	(99)	(192)
Disposals of businesses	(52)	(219)
Translation and other, net	(14)	24
Balance as of December 31	6,570	5,858
Computer software [member] | Gross carrying amount [member] | Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	5,140	5,054
Additions	569	472
Removed from service	(99)	(190)
Disposals of businesses	(52)	(219)
Translation and other, net	8	23
Balance as of December 31	5,566	5,140
Computer software [member] | Gross carrying amount [member] | Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	636	264
Additions	306	374
Removed from service	0	(2)
Disposals of businesses	0	0
Translation and other, net	(20)	0
Balance as of December 31	922	636
Computer software [member] | Gross carrying amount [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	82	80
Additions	2	1
Removed from service	0	0
Disposals of businesses	0	0
Translation and other, net	(2)	1
Balance as of December 31	82	82
Computer software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	(4,622)	(4,463)
Amortization	(618)	(512)
Removed from service	99	192
Disposals of businesses	27	183
Translation and other, net	(3)	(22)
Balance as of December 31	(5,117)	(4,622)
Computer software [member] | Accumulated Amortization [Member] | Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	(4,288)	(4,201)
Amortization	(469)	(437)
Removed from service	99	190
Disposals of businesses	27	183
Translation and other, net	(3)	(23)
Balance as of December 31	(4,634)	(4,288)
Computer software [member] | Accumulated Amortization [Member] | Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	(256)	(187)
Amortization	(147)	(72)
Removed from service	0	2
Disposals of businesses	0	0
Translation and other, net	(1)	1
Balance as of December 31	(404)	(256)
Computer software [member] | Accumulated Amortization [Member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	(78)	(75)
Amortization	(2)	(3)
Removed from service	0	0
Disposals of businesses	0	0
Translation and other, net	1	0
Balance as of December 31	$ (79)	$ (78)